INCOME TAXES - Deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liabilities:
Intangible asset from acquisition	¥ 15,354	¥ 9,003	¥ 9,309
Contract assets	1,861
Total deferred liabilities	¥ 17,215	¥ 9,003	¥ 9,309